QUARTERLY REPORT
                                   FEBRUARY 28, 1999

                                [GRAPHIC OMITTED]

Mercury
Pan-European
Growth
Fund OF MERCURY ASSET
     MANAGEMENT FUNDS, INC.

                                                       ----------------
                                                       MERCURY
                                                       ASSET MANAGEMENT
                                                       ----------------

MERCURY MASTER
PAN-EUROPEAN GROWTH PORTFOLIO

INDUSTRY WEIGHTINGS RELATIVE TO THE MSCI EUROPE INDEX
================================================================================

                                       Portfolio Allocation     Index Allocation     Portfolio Versus Index
-----------------------------------------------------------------------------------------------------------
CAPITAL EQUIPMENT
Aerospace & Military Technology                 0.0                    0.5                   -0.5
Construction & Housing                          1.4                    0.6                   +0.8
Data Processing & Reproduction                  0.0                    0.1                   -0.1
Electrical & Electronics                        5.5                    4.8                   +0.7
Electronic Components & Instruments             0.0                    0.5                   -0.5
Energy Equipment & Services                     0.0                    0.1                   -0.1
Industrial Components                           0.0                    0.7                   -0.7
Machinery & Engineering                         1.3                    1.0                   +0.3
-----------------------------------------------------------------------------------------------------------
Total Capital Equipment                         8.2                    8.3                   -0.1
-----------------------------------------------------------------------------------------------------------
CONSUMER GOODS
Appliances & Household Durables                 1.0                    0.7                   +0.4
Automobiles                                     1.3                    2.8                   -1.5
Beverages & Tobacco                             2.3                    2.0                   +0.3
Food & Household Products                       5.2                    3.8                   +1.5
Health & Personal Care                          9.6                   11.7                   -2.1
Recreation & Other Consumer Goods               0.7                    0.7                    0.0
Textiles & Apparel                              0.0                    0.1                   -0.1
-----------------------------------------------------------------------------------------------------------
Total Consumer Goods                           20.1                   21.7                   -1.6
-----------------------------------------------------------------------------------------------------------
ENERGY
Energy Sources                                  6.1                    7.0                   -0.9
Utilities--Electric & Gas                       3.0                    4.9                   -1.9
-----------------------------------------------------------------------------------------------------------
Total Energy                                    9.1                   11.9                   -2.8
-----------------------------------------------------------------------------------------------------------
FINANCE
Banking                                        12.6                   14.7                   -2.1
Financial Services                              0.3                    1.3                   -1.0
Insurance                                       7.5                    9.3                   -1.8
Real Estate                                     0.0                    0.6                   -0.6
-----------------------------------------------------------------------------------------------------------
Total Finance                                  20.4                   25.9                   -5.5
-----------------------------------------------------------------------------------------------------------
GOLD MINES
Gold Mines                                      0.0                    0.0+                   0.0
-----------------------------------------------------------------------------------------------------------
Total Gold Mines                                0.0                    0.0+                   0.0
-----------------------------------------------------------------------------------------------------------
MATERIALS
Building Materials & Components                 0.0                    1.5                   -1.5
Chemicals                                       3.0                    1.8                   +1.2
Forest Products & Paper                         0.0                    0.4                   -0.4
Metals/Non Ferrous                              0.6                    0.4                   +0.2
Metals/Steel                                    0.0                    0.4                   -0.4
Miscellaneous Materials & Commodities           0.0                    0.2                   -0.2
-----------------------------------------------------------------------------------------------------------
Total Materials                                 3.6                    4.6                   -1.0
-----------------------------------------------------------------------------------------------------------
MULTI-INDUSTRY
Multi-Industry                                  0.0                    0.9                   -0.9
-----------------------------------------------------------------------------------------------------------
Total Multi-Industry                            0.0                    0.9                   -0.9
-----------------------------------------------------------------------------------------------------------
SERVICES
Broadcasting & Publishing                       4.7                    1.7                   +3.0
Business/Public Services                        6.7                    5.4                   +1.3
Leisure/Tourism                                 2.1                    1.3                   +0.8
Merchandising                                   8.5                    4.8                   +3.8
Telecommunications                             11.3                   12.6                   -1.3
Transportation--Airlines                        0.0                    0.6                   -0.6
Transportation--Road & Rail                     0.0                    0.1                   -0.1
Transportation--Shipping                        0.0                    0.5                   -0.5
Wholesale & International Trade                 0.0                    0.1                   -0.1
-----------------------------------------------------------------------------------------------------------
Total Services                                 33.3                   26.9                   +6.4
-----------------------------------------------------------------------------------------------------------

+   Amount is less than 0.1%.


             February 28, 1999  1  Mercury Pan-European Growth Fund

DEAR SHAREHOLDER

Investment Environment

The rally in European equity markets, which began last October, followed through into 1999. After a buoyant start to the year and the successful introduction of the euro, the Brazilian crisis led to profit taking. Since that time, we have witnessed volatility in the markets. For the three-month period ended February 28, 1999, European markets were up around 5% (in local currency terms) with most of the gains achieved in December.

European economic performance continued to be driven largely by the consumer. Confidence, as shown by the European Community economic sentiment indicator, continued to show a modest improvement in January. However, both Germany and the United Kingdom continued to lag as industrial production in both countries was below expectations and unemployment in Germany moved up to 11.5% by the end of December. This led to calls by Germany's finance minister for the European Central Bank to cut interest rates in order to head off concerns about deflation. Investor perception that European interest rates might be cut, together with economic strength in the United States, was the primary cause for the euro's weakness. At the beginning of the year, the euro started trading at
1.18 to the US dollar. After briefly rising, the euro has fallen steadily to a February month-end rate of around 1.10. This depreciation negatively affected returns for US dollar-based investors. The European central bank maintained its stance and, in spite of a benign outlook for inflation, had not cut interest rates by the end of February.

The best-performing markets over the February quarter in local currency terms were Finland and Ireland, up 23% and 12%, respectively, as measured by the unmanaged Morgan Stanley Capital International Europe Index. Both of these markets were driven by the strong performances of individual stocks, Nokia Oyj and Allied Irish Banks PLC (both of which are Portfolio holdings). Most of the other markets achieved near-index performance with the exceptions of Switzerland, Norway and Germany. Germany was the weakest market and finished the three-month period just in positive territory, held back by the prospect of tax changes in Germany and concern that utilities would be forced to shut their nuclear generators. Following the Green Party's defeat in the Hesse state election, it seemed likely that restrictions on nuclear generation would be reviewed, but the government has persevered with plans to tax some previously exempt corporate provisions.

In sector terms, services outperformed dramatically, up 17% in local currency terms. Within this sector, two industries--broadcasting and publishing and leisure/tourism--both saw strong performances. In addition, the telecommunication industry was very strong, up 29%, with Deutsche Telekom AG (a Portfolio holding) the best-performing stock. Finance underperformed as concern about global banks' exposure to emerging markets offset the positive impact of corporate activity on some of the medium-sized and smaller banks. Chemicals also underperformed, driven down by the weak level of global demand for commodity goods.

Corporate activity recovered strongly from the lower levels seen in the third quarter of 1998. During the first nine months of 1998, total intra-European transactions amounted to $67 billion. In the fourth quarter of 1998 alone, transactions worth nearly double this figure were announced. Corporate activity has continued to drive stock markets for the


             February 28, 1999 2 Mercury Pan-European Growth Fund first two months of 1999. During the February quarter, the largest transactions were in telecommunications, energy sources and banking. In telecommunications, Vodafone Group PLC (a Portfolio holding) bought AirTouch Communications, Inc., and Olivetti SpA bid for Telecom Italia SpA (another Portfolio holding). The merger of British Petroleum Company PLC (also a Portfolio holding) and Amoco Corporation was announced just before the year-end. In banking, Banco Santander, SA (a Portfolio holding) announced a merger with Banco Central Hispano SA and Societe Generale and Paribas SA announced that they would merge. Other transactions announced included the sale of Volvo AB's car division to Ford Motor Company and the merger of Viag AG with Alusuisse Lonza Group AG.

Portfolio Activities

We invested cash into the markets steadily during the February quarter. By the end of February, liquidity stood at just over 5%.

The table on page 1 shows the Portfolio's sector allocation relative to the MSCI Europe Index. Our current sector strategy continues to reinforce our defensive view (in light of a slow down in world economic growth) and focuses on growth sectors with a domestic European orientation. Therefore, we were underweight in the materials, capital equipment and automobile sectors. The Portfolio was overweighted in services, particularly the media, business services and retail industries, with an emphasis on companies exposed to growth in European economies. Our overweight position in mobile telephony reflects the continued growth in mobile phone usage as we anticipate this sector's increasing importance to Eurozone investors. The Portfolio benefited from its overweighting in the services sector. Among the Portfolio's best-performing stocks were Deutsche Telekom AG, Mannesmann AG, Swisscom AG, Vivendi and Adecco SA. During the quarter, a few Portfolio holdings underperformed. These included Elf Aquitaine SA and Total SA in the oil sector and Deutsche Bank AG, HypoVereinsbank and Commerzbank AG in banking.

Investment Outlook

Corporate activity is expected to continue to support the market over the next 3 months-6 months, although it may slow up later in the year as managements become disinclined to acquire any company that they suspect may turn out subsequently to have a problem with the year 2000 issue. Economic activity is expected to slow this year to about 1.5%-2.0%, but earnings per share are expected to grow at around 8%. There is also the likelihood that there will be scope for further interest rate cuts in Europe. Against this background, we remain optimistic about the prospects for the rest of the year.


             February 28, 1999  3  Mercury Pan-European Growth Fund

In Conclusion

We thank you for your investment in Mercury Pan-European Growth Fund, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,


/s/ Jeffrey Peek                        /s/ Andreas E.F. Utermann

Jeffrey Peek                            Andreas E.F. Utermann
President                               Portfolio Manager

March 29, 1999

FUND PERFORMANCE DATA

ABOUT FUND PERFORMANCE

The Fund offers four classes of shares, each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs.

CLASS I SHARES incur a maximum initial sales charge of 5.25% and bear no ongoing distribution and account maintenance fees. Class I shares are available only to eligible investors.

CLASS A SHARES incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

CLASS B SHARES are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first two years, decreasing to 3% for each of the next two years and decreasing 1% each year thereafter to 0% after the sixth year. In addition, Class B shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class A shares after approximately 8 years.

CLASS C SHARES are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C shares may be subject to a 1% contingent deferred sales charge if redeemed within one year after purchase.

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" table assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


             February 28, 1999  4  Mercury Pan-European Growth Fund

FUND PERFORMANCE DATA (CONCLUDED)

AVERAGE ANNUAL TOTAL RETURN
================================================================================

                                                  % Return             % Return
                                                Without Sales         With Sales
Class I Shares*                                     Charge             Charge**
--------------------------------------------------------------------------------

Inception (10/30/98)
through 12/31/98                                    +7.50%              +1.86%
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

                                                  % Return             % Return
                                                Without Sales         With Sales
Class A Shares*                                     Charge             Charge**
--------------------------------------------------------------------------------

Inception (10/30/98)
through 12/31/98                                    +7.40%              +1.76%
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

                                                % Return             % Return
                                                 Without               With
Class B Shares*                                   CDSC                 CDSC**
--------------------------------------------------------------------------------

Inception (10/30/98)
through 12/31/98                                 +7.30%              +3.30%
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**    Assuming payment of applicable contingent deferred sales charge.

                                                   % Return             % Return
                                                    Without               With
Class C Shares*                                      CDSC                 CDSC**
--------------------------------------------------------------------------------

Inception (10/30/98)
through 12/31/98                                    +7.30%              +6.30%
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**    Assuming payment of applicable contingent deferred sales charge.

RECENT PERFORMANCE RESULTS*
================================================================================

                                                 3 Month         Since Inception
                                               Total Return        Total Return
--------------------------------------------------------------------------------

Class I                                           +1.37%              +3.90%
--------------------------------------------------------------------------------
Class A                                           +1.37               +3.80
--------------------------------------------------------------------------------
Class B                                           +1.17               +3.60
--------------------------------------------------------------------------------
Class C                                           +1.17               +3.60
--------------------------------------------------------------------------------
* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the period shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund commenced operations on 10/30/98.


             February 28, 1999  5  Mercury Pan-European Growth Fund

SCHEDULE OF INVESTMENTS

MERCURY MASTER PAN-EUROPEAN GROWTH PORTFOLIO
================================================================================

                                                                                        In US Dollars
                                                                   -----------------------------------------------
                                                                                                        Percent of
          Shares Held                  Investments                      Cost                Value       Net Assets
------------------------------------------------------------------------------------------------------------------
Appliances & Household Durables

Sweden      300,000                    Electrolux AB 'B'           $  4,770,437         $  5,684,865        1.0%
------------------------------------------------------------------------------------------------------------------
                                       Total Investments in
                                       Appliances &
                                       Household Durables             4,770,437            5,684,865        1.0
------------------------------------------------------------------------------------------------------------------
Automobiles

Germany      45,000                    DaimlerChrysler AG             3,584,242            4,206,112        0.8
             47,000                    Volkswagen AG                  3,588,299            3,038,763        0.5
------------------------------------------------------------------------------------------------------------------
                                       Total Investments
                                       in Automobiles                 7,172,541            7,244,875        1.3
------------------------------------------------------------------------------------------------------------------
Banking

Austria      80,000                    Bank Austria AG                3,967,686            4,302,984        0.7
------------------------------------------------------------------------------------------------------------------
France       40,000                    Credit Commercial de France    2,926,782            3,446,778        0.6
             25,000                    Societe Generale 'A'           4,049,892            3,669,062        0.6
                                                                   -----------------------------------------------
                                                                      6,976,674            7,115,840        1.2
------------------------------------------------------------------------------------------------------------------
Germany     110,000                    Commerzbank AG                 3,575,934            3,091,123        0.6
             80,000                    Deutsche Bank AG               5,064,719            4,175,651        0.7
             70,002                    HypoVereinsbank                5,467,021            3,965,006        0.7
                                                                   -----------------------------------------------
                                                                     14,107,674           11,231,780        2.0
------------------------------------------------------------------------------------------------------------------
Ireland     250,000                    Allied Irish Banks PLC         4,681,750            4,335,915        0.8
------------------------------------------------------------------------------------------------------------------
Italy     1,100,000                    Banca Intesa SpA               5,876,999            6,073,574        1.0
            976,000                    Unicredito Italiano SpA        5,165,639            5,131,791        0.9
                                                                   -----------------------------------------------
                                                                     11,042,638           11,205,365        1.9
------------------------------------------------------------------------------------------------------------------
Spain       350,000                    Banco Santander, SA            6,744,590            6,953,930        1.2
------------------------------------------------------------------------------------------------------------------
Switzerland  89,438                    Safra Republic Holdings
                                       SA (ADR) (a)                   4,359,026            3,890,553        0.7
             30,000                    UBS AG                         9,090,515            9,338,763        1.6
                                                                   -----------------------------------------------
                                                                     13,449,541           13,229,316        2.3
------------------------------------------------------------------------------------------------------------------
United      170,000                    Barclays PLC                   3,680,708            4,536,618        0.8
Kingdom      70,084                    HSBC Holdings PLC              1,675,549            2,043,142        0.4
            540,000                    Lloyds TSB Group PLC           6,890,466            7,737,175        1.3
                                                                   -----------------------------------------------
                                                                     12,246,723           14,316,935        2.5
------------------------------------------------------------------------------------------------------------------
                                       Total Investments in Banking  73,217,276           72,692,065       12.6
------------------------------------------------------------------------------------------------------------------
Beverages & Tobacco

France       16,695                    LVMH (Louis Vuitton
                                       Moet Hennessy)                 3,099,815            3,555,264        0.6
------------------------------------------------------------------------------------------------------------------


             February 28, 1999  6  Mercury Pan-European Growth Fund

                                                                                        In US Dollars
                                                                   -----------------------------------------------
                                                                                                        Percent of
          Shares Held                  Investments                      Cost                Value       Net Assets
------------------------------------------------------------------------------------------------------------------
Beverages & Tobacco (concluded)

United      400,000                    British American
Kingdom                                Tobacco PLC                 $  3,479,477         $  3,648,900        0.7%
            530,000                    Diageo PLC                     5,685,264            5,853,538        1.0
                                                                   -----------------------------------------------
                                                                      9,164,741            9,502,438        1.7
------------------------------------------------------------------------------------------------------------------
                                       Total Investments in
                                       Beverages & Tobacco           12,264,556           13,057,702        2.3
------------------------------------------------------------------------------------------------------------------
Broadcasting & Publishing

Belgium      80,000                    Compagnie Luxembourgeoise
                                       pour l'Audio-Visuel et
                                       la Finance (Audiofina)         3,489,891            3,249,192        0.6
------------------------------------------------------------------------------------------------------------------
Luxembourg   15,000                    Societe Europeenne
                                       des Satellites                 2,284,158            1,942,929        0.3
------------------------------------------------------------------------------------------------------------------
Netherlands  33,000                    Wolters Kluwer NV `A'          6,330,397            6,357,330        1.1
------------------------------------------------------------------------------------------------------------------
United      300,000                    Pearson PLC                    5,362,123            6,593,009        1.1
Kingdom     950,000                    Reed International PLC         7,662,052            9,141,673        1.6
                                                                   -----------------------------------------------
                                                                     13,024,175           15,734,682        2.7
------------------------------------------------------------------------------------------------------------------
                                       Total Investments in
                                       Broadcasting & Publishing     25,128,621           27,284,133        4.7
------------------------------------------------------------------------------------------------------------------
Business/Public Services

Austria     100,000                    Flughafen Wien AG              4,735,966            4,281,030        0.8
------------------------------------------------------------------------------------------------------------------
France       58,000                    Vivendi                       12,947,160           15,120,817        2.6
------------------------------------------------------------------------------------------------------------------
Germany       5,500                    SAP AG (Systeme,
                                       Anwendungen, Produkte in
                                       der Datenverarbeitung)         2,317,265            1,871,579        0.3
------------------------------------------------------------------------------------------------------------------
Spain       215,890                    Autopistas, Concesionari
                                       Espanola SA                    3,257,998            3,061,813        0.5
------------------------------------------------------------------------------------------------------------------
Switzerland   4,759                    Adecco SA                      1,987,774            2,496,438        0.5
------------------------------------------------------------------------------------------------------------------
United      520,000                    Compass Group PLC              5,235,226            6,426,101        1.1
Kingdom     550,000                    Hays PLC                       4,273,969            5,241,890        0.9
                                                                   -----------------------------------------------
                                                                      9,509,195           11,667,991        2.0
------------------------------------------------------------------------------------------------------------------
                                       Total Investments in
                                       Business/Public Services      34,755,358           38,499,668        6.7
------------------------------------------------------------------------------------------------------------------
Chemicals

Germany     300,000                    Bayer AG                      12,289,712           10,620,248        1.8
             45,000                    Henkel KGaA                    3,630,986            3,373,781        0.6
                                                                   -----------------------------------------------
                                                                     15,920,698           13,994,029        2.4
------------------------------------------------------------------------------------------------------------------
Netherlands  85,000                    Akzo Nobel NV                  3,237,896            3,223,670        0.6
------------------------------------------------------------------------------------------------------------------
                                       Total Investments
                                       in Chemicals                  19,158,594           17,217,699        3.0
------------------------------------------------------------------------------------------------------------------


             February 28, 1999  7  Mercury Pan-European Growth Fund

                                                                                        In US Dollars
                                                                   -----------------------------------------------
            Shares Held/                                                                                Percent of
            Face Amount               Investments                      Cost                Value        Net Assets
------------------------------------------------------------------------------------------------------------------
Construction & Housing

France       58,882                    Societe Generale
                                       d'Entreprises SA            $  2,721,290        $  2,539,500         0.4%
------------------------------------------------------------------------------------------------------------------
Germany      38,200                    Heidelberger Zement AG         2,799,956           2,599,793         0.5
             90,000                    Hochtief AG                    3,380,106           2,973,669         0.5
                                                                   -----------------------------------------------
                                                                      6,180,062           5,573,462         1.0
------------------------------------------------------------------------------------------------------------------
                                       Total Investments in
                                       Construction & Housing         8,901,352           8,112,962         1.4
------------------------------------------------------------------------------------------------------------------
Electrical & Electronics

Finland      50,000                    Nokia Oyj 'A'                  5,646,669           6,813,973         1.2
------------------------------------------------------------------------------------------------------------------
Germany     175,000                    Siemens AG                    10,798,620          11,045,606         1.9
------------------------------------------------------------------------------------------------------------------
Netherlands  70,000                    Koninklijke (Royal) Philips
                                       Electronics NV                 4,208,778           4,879,277         0.8
------------------------------------------------------------------------------------------------------------------
Sweden      343,400                    Telefonaktiebolaget LM
                                       Ericsson 'B'                   8,026,393           9,080,892         1.6
------------------------------------------------------------------------------------------------------------------
                                       Total Investments in
                                       Electrical & Electronics      28,680,460          31,819,748         5.5
------------------------------------------------------------------------------------------------------------------
Energy Sources

France       31,000                    Elf Aquitaine SA               3,654,740           3,232,727         0.5
             70,000                    Total SA 'B'                   8,155,457           7,299,705         1.3
                                                                   -----------------------------------------------
                                                                     11,810,197          10,532,432         1.8
------------------------------------------------------------------------------------------------------------------
Italy       900,000                    ENI SpA                        5,453,531           5,186,633         0.9
------------------------------------------------------------------------------------------------------------------
United      802,996                    BP Amoco PLC                  11,925,812          11,434,670         2.0
Kingdom   1,400,000                    Shell Transport &
                                       Trading Co., PLC               8,569,520           7,815,182         1.4
                                                                   -----------------------------------------------
                                                                     20,495,332          19,249,852         3.4
------------------------------------------------------------------------------------------------------------------
                                       Total Investments in
                                       Energy Sources                37,759,060          34,968,917         6.1
------------------------------------------------------------------------------------------------------------------
Financial Services

Ger-   US$1,500,000                    Deutsche Bank Finance NV,
many                                   2% due 12/22/2003              1,762,800           1,728,877         0.3
------------------------------------------------------------------------------------------------------------------
                                       Total Investments in
                                       Financial Services             1,762,800           1,728,877         0.3
------------------------------------------------------------------------------------------------------------------
Food & Household Products

Netherlands 200,000                    Koninklijke Numico NV          8,600,504           9,330,450         1.6
------------------------------------------------------------------------------------------------------------------
Switzerland      22                    Lindt & Sprungli AG 'R'          562,147             562,224         0.1
              3,200                    Nestle SA
                                       (Registered Shares)            6,873,071           6,040,861         1.1
                                                                   -----------------------------------------------
                                                                      7,435,218           6,603,085         1.2
------------------------------------------------------------------------------------------------------------------


             February 28, 1999  8  Mercury Pan-European Growth Fund

                                                                                        In US Dollars
                                                                   -----------------------------------------------
                                                                                                        Percent of
          Shares Held                  Investments                      Cost                Value       Net Assets
------------------------------------------------------------------------------------------------------------------
Food & Household Products (concluded)

United      350,000                    Cadbury Schweppes PLC       $  5,355,273        $  5,365,229         0.9%
Kingdom     270,000                    PizzaExpress PLC               3,432,243           3,143,092         0.5
            600,000                    Unilever PLC                   6,127,325           5,766,480         1.0
                                                                   -----------------------------------------------
                                                                     14,914,841          14,274,801         2.4
------------------------------------------------------------------------------------------------------------------
                                       Total Investments in Food &
                                       Household Products            30,950,563          30,208,336         5.2
------------------------------------------------------------------------------------------------------------------
Health & Personal Care

Sweden       32,400                    Pharmacia & Upjohn, Inc.
                                       (Depositary Shares)            1,780,175           1,707,653         0.3
------------------------------------------------------------------------------------------------------------------
Switzerland   9,000                    Novartis (Registered Shares)  17,089,440          15,790,999         2.7
                900                    Roche Holding AG              10,647,753          11,399,089         2.0
                                                                   -----------------------------------------------
                                                                     27,737,193          27,190,088         4.7
------------------------------------------------------------------------------------------------------------------
United      420,000                    Glaxo Wellcome PLC            13,017,002          13,394,572         2.3
Kingdom     510,000                    SmithKline Beecham PLC         6,361,832           7,180,709         1.3
            145,000                    Zeneca Group PLC               5,980,449           6,029,496         1.0
                                                                   -----------------------------------------------
                                                                     25,359,283          26,604,777         4.6
------------------------------------------------------------------------------------------------------------------
                                       Total Investments in
                                       Health & Personal Care        54,876,651          55,502,518         9.6
------------------------------------------------------------------------------------------------------------------
Insurance

Belgium     230,000                    Fortis AG `B'                  8,295,287           8,369,414         1.5
------------------------------------------------------------------------------------------------------------------
France       50,000                    Axa                            6,209,177           6,520,338         1.1
------------------------------------------------------------------------------------------------------------------
Germany      24,000                    Allianz AG
                                       (Registered Shares)            8,114,897           7,273,799         1.3
------------------------------------------------------------------------------------------------------------------
Italy       100,000                    Assicurazioni Generali         3,796,243           3,863,904         0.7
------------------------------------------------------------------------------------------------------------------
Netherlands 164,990                    ING Groep NV                   9,027,448           9,236,586         1.6
------------------------------------------------------------------------------------------------------------------
United      170,000                    Allied Zurich AG               2,149,709           2,509,300         0.4
Kingdom     640,000                    Royal & Sun Alliance
                                       Insurance Group PLC            5,612,086           5,407,677         0.9
                                                                   -----------------------------------------------
                                                                      7,761,795           7,916,977         1.3
------------------------------------------------------------------------------------------------------------------
                                       Total Investments
                                       in Insurance                  43,204,847          43,181,018         7.5
------------------------------------------------------------------------------------------------------------------
Leisure/Tourism

France       38,000                    Accor SA                       7,923,375           8,843,071         1.6
------------------------------------------------------------------------------------------------------------------
United    1,150,000                    Thomson Travel Group PLC       2,716,859           3,076,257         0.5
Kingdom
------------------------------------------------------------------------------------------------------------------
                                       Total Investments in
                                       Leisure/Tourism               10,640,234          11,919,328         2.1
------------------------------------------------------------------------------------------------------------------


             February 28, 1999  9  Mercury Pan-European Growth Fund

                                                                                        In US Dollars
                                                                   -----------------------------------------------
                                                                                                        Percent of
          Shares Held                  Investments                      Cost                Value       Net Assets
------------------------------------------------------------------------------------------------------------------
Machinery & Engineering

Austria      46,000                    VA Technologie AG           $  3,734,690        $  3,559,841         0.6%
------------------------------------------------------------------------------------------------------------------
Sweden      150,000                    Atlas Copco AB 'A'             3,409,552           3,701,560         0.7
------------------------------------------------------------------------------------------------------------------
                                       Total Investments in
                                       Machinery & Engineering        7,144,242           7,261,401         1.3
------------------------------------------------------------------------------------------------------------------
Merchandising

Belgium      80,000                    Delhaize "Le Lion" SA          6,717,165           7,692,682         1.3
------------------------------------------------------------------------------------------------------------------
France        7,000                    Carrefour SA                   5,005,180           4,986,851         0.9
             35,000                    Etablissements Economiques
                                       du Casino
                                       Guichard-Perrachon SA          3,556,203           3,215,712         0.5
             32,000                    Guilbert SA                    4,363,943           4,162,478         0.7
             61,632                    Pinault-Printemps-
                                       Redoute SA                    10,624,120          10,222,436         1.8
                                                                   -----------------------------------------------
                                                                     23,549,446          22,587,477         3.9
------------------------------------------------------------------------------------------------------------------
Germany      22,000                    Metro AG                       1,429,343           1,555,221         0.3
             80,000                    Metro AG (Preferred)           3,214,778           3,038,434         0.5
                                                                   -----------------------------------------------
                                                                      4,644,121           4,593,655         0.8
------------------------------------------------------------------------------------------------------------------
Netherlands 160,000                    Hagemeyer NV                   5,275,628           4,935,259         0.9
------------------------------------------------------------------------------------------------------------------
United      850,000                    Safeway PLC                    4,176,982           3,652,304         0.6
Kingdom   2,000,000                    Tesco PLC                      5,478,764           5,670,372         1.0
                                                                   -----------------------------------------------
                                                                      9,655,746           9,322,676         1.6
------------------------------------------------------------------------------------------------------------------
                                       Total Investments
                                       in Merchandising              49,842,106          49,131,749         8.5
------------------------------------------------------------------------------------------------------------------
Metals/Non-Ferrous

United      290,000                    Rio Tinto PLC
Kingdom                                (Registered Shares)            3,502,600           3,755,660         0.6
------------------------------------------------------------------------------------------------------------------
                                       Total Investments in
                                       Metals/Non-Ferrous             3,502,600           3,755,660         0.6
------------------------------------------------------------------------------------------------------------------
Recreation & Other Consumer Goods

United      520,000                    EMI Group PLC                  3,161,048           3,837,753         0.7
Kingdom
------------------------------------------------------------------------------------------------------------------
                                       Total Investments in
                                       Recreation & Other
                                       Consumer Goods                 3,161,048           3,837,753         0.7
------------------------------------------------------------------------------------------------------------------
Telecommunications

Germany     130,000                    Deutsche Telekom AG            4,133,525           5,964,902         1.0
             65,000                    Mannesmann AG                  7,178,718           8,726,166         1.5
                                                                   -----------------------------------------------
                                                                     11,312,243          14,691,068         2.5
------------------------------------------------------------------------------------------------------------------


             February 28, 1999  10  Mercury Pan-European Growth Fund

SCHEDULE OF INVESTMENTS (CONCLUDED)

                                                                                        In US Dollars
                                                                   -----------------------------------------------
                                                                                                        Percent of
          Shares Held                  Investments                      Cost                Value       Net Assets
------------------------------------------------------------------------------------------------------------------
Telecommunications (concluded)

Greece      130,000                    Hellenic Telecommunication
                                       Organization SA (OTE)       $  2,997,550        $  3,426,425         0.6%
------------------------------------------------------------------------------------------------------------------
Italy     2,494,000                    Telecom Italia Mobile
                                       (TIM) SpA                     10,160,783          10,074,603         1.8
          1,077,322                    Telecom Italia SpA             5,735,094           7,272,845         1.3
                                                                   -----------------------------------------------
                                                                     15,895,877          17,347,448         3.1
------------------------------------------------------------------------------------------------------------------
Spain       173,000                    Telefonica SA                  7,708,470           7,899,927         1.4
------------------------------------------------------------------------------------------------------------------
Switzerland  14,000                    Swisscom AG
                                       (Registered Shares)            4,848,218           5,536,996         1.0
------------------------------------------------------------------------------------------------------------------
United      280,000                    British Telecommunications
Kingdom                                PLC                            3,704,446           4,848,328         0.8
            450,000                    Cable & Wireless PLC           3,846,000           5,333,994         0.9
            310,000                    Vodafone Group PLC             5,112,438           5,685,589         1.0
                                                                   -----------------------------------------------
                                                                     12,662,884          15,867,911         2.7
------------------------------------------------------------------------------------------------------------------
                                       Total Investments in
                                       Telecommunications            55,425,242          64,769,775        11.3
------------------------------------------------------------------------------------------------------------------
Utilities--Electric & Gas

Belgium      15,000                    Electrabel SA                  5,600,840           6,256,890         1.1
------------------------------------------------------------------------------------------------------------------
Germany     100,000                    VEBA AG                        5,425,986           5,334,822         0.9
------------------------------------------------------------------------------------------------------------------
Spain       210,000                    Endesa SA                      5,593,093           5,564,680         1.0
------------------------------------------------------------------------------------------------------------------
                                       Total Investments in
                                       Utilities--Electric & Gas     16,619,919          17,156,392         3.0
------------------------------------------------------------------------------------------------------------------

         Face
        Amount                         Short-Term Securities
------------------------------------------------------------------------------------------------------------------
For-  DM 50,000,000                    German Bubillo Treasury Bill,
eign                                   3.27% due 4/16/1999           29,507,656          27,960,513         4.9
Government
Obligations*
------------------------------------------------------------------------------------------------------------------
                                       Total Investments in
                                       Short-Term Securities         29,507,656          27,960,513         4.9
------------------------------------------------------------------------------------------------------------------
                                       Total Investments           $558,446,163         572,995,954        99.6
                                                                   ============
                                       Time Deposits**                                    2,136,000         0.4

                                       Liabilities in Excess of Other Assets                (11,346)        0.0
                                                                                       ------------------------
                                       Net Assets                                      $575,120,608       100.0%
                                                                                       ========================
------------------------------------------------------------------------------------------------------------------

(a) American Depositary Receipt (ADR).
* Certain Foreign Government Obligations are traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Fund.
**  Time deposit bears interest at 4.812% and matures on 3/01/1999.


             February 28, 1999  11  Mercury Pan-European Growth Fund

PORTFOLIO INFORMATION

WORLDWIDE INVESTMENTS AS OF FEBRUARY 28, 1999
================================================================================

Ten Largest                                                          Percent of
Equity Holdings                                                      Net Assets
--------------------------------------------------------------------------------
Novartis (Registered Shares)                                            2.7%
--------------------------------------------------------------------------------
Vivendi                                                                 2.6
--------------------------------------------------------------------------------
Glaxo Wellcome PLC                                                      2.3
--------------------------------------------------------------------------------
BP Amoco PLC                                                            2.0
--------------------------------------------------------------------------------
Roche Holding AG                                                        2.0
--------------------------------------------------------------------------------
Siemens AG                                                              1.9
--------------------------------------------------------------------------------
Bayer AG                                                                1.8
--------------------------------------------------------------------------------
Pinault-Printemps-Redoute SA                                            1.8
--------------------------------------------------------------------------------
Telecom Italia Mobile (TIM) SpA                                         1.8
--------------------------------------------------------------------------------
UBS AG                                                                  1.6
--------------------------------------------------------------------------------

Ten Largest                                                          Percent of
Industries                                                           Net Assets
--------------------------------------------------------------------------------
Banking                                                                12.6%
--------------------------------------------------------------------------------
Telecommunications                                                     11.3
--------------------------------------------------------------------------------
Health & Personal Care                                                  9.6
--------------------------------------------------------------------------------
Merchandising                                                           8.5
--------------------------------------------------------------------------------
Insurance                                                               7.5
--------------------------------------------------------------------------------
Business/Public Services                                                6.7
--------------------------------------------------------------------------------
Energy Sources                                                          6.1
--------------------------------------------------------------------------------
Electrical & Electronics                                                5.5
--------------------------------------------------------------------------------
Food & Household Products                                               5.2
--------------------------------------------------------------------------------
Broadcasting & Publishing                                               4.7
--------------------------------------------------------------------------------

GEOGRAPHIC ALLOCATION
================================================================================

As a Percentage of Net Assets as of February 28, 1999

   [THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

                    United Kingdom           26.7%
                    Germany                  14.7%
                    France                   13.2%
                    Switzerland               9.7%
                    Netherlands               6.6%
                    Italy                     6.6%
                    Cash Equivalent           5.3%
                    Belgium                   4.5%
                    Spain                     4.1%
                    Sweden                    3.6%
                    Austria                   2.1%
                    Other                     1.7%*
                    Finland                   1.2%

*  Includes Greece, Ireland and Luxembourg.


             February 28, 1999  12  Mercury Pan-European Growth Fund

PORTFOLIO INFORMATION (CONCLUDED)

PORTFOLIO CHANGES FOR THE QUARTER ENDED FEBRUARY 28, 1999
================================================================================

Additions
--------------------------------------------------------------------------------
  Allied Irish Banks PLC
--------------------------------------------------------------------------------
  Autopistas, Concesionari Espanola SA
--------------------------------------------------------------------------------
  Bank Austria AG
--------------------------------------------------------------------------------
  Commerzbank AG
--------------------------------------------------------------------------------
  Compagnie Luxembourgeoise pour
  l'Audio-Visuel et la Finance (Audiofina)
--------------------------------------------------------------------------------
  Delhaize "Le Lion" SA
--------------------------------------------------------------------------------
  Etablissements Economiques du Casino Guichard-Perrachon SA
--------------------------------------------------------------------------------
* Fortis NV
--------------------------------------------------------------------------------
  Hellenic Telecommunication
  Organization SA (OTE)
--------------------------------------------------------------------------------
  Henkel KGaA
--------------------------------------------------------------------------------
  Pharmacia & Upjohn, Inc. (Depositary Shares)
--------------------------------------------------------------------------------
  PizzaExpress PLC
--------------------------------------------------------------------------------
  Societe Europeenne des Satellites
--------------------------------------------------------------------------------
  Societe Generale `A'
--------------------------------------------------------------------------------
  Societe Generale d'Entreprises SA
--------------------------------------------------------------------------------
  Swisscom AG (Registered Shares)
--------------------------------------------------------------------------------
  Telecom Italia Mobile (TIM) SpA
--------------------------------------------------------------------------------
* Telefonica SA (New)
--------------------------------------------------------------------------------
  Thomson Travel Group PLC
--------------------------------------------------------------------------------
  VA Technologie AG
--------------------------------------------------------------------------------

Deletions
--------------------------------------------------------------------------------
  Brisa-Auto Estradas de Portugal, SA
--------------------------------------------------------------------------------
* Fortis NV
--------------------------------------------------------------------------------
  Panfon Hellenic Telecom Co.
--------------------------------------------------------------------------------
* Telefonica SA (New)
--------------------------------------------------------------------------------

*  Added and deleted in the same quarter.


             February 28, 1999  13  Mercury Pan-European Growth Fund

OFFICERS AND DIRECTORS

Jeffrey M. Peek, Director and President
David O. Beim, Director
James T. Flynn, Director
W. Carl Kester, Director
Karen P. Robards, Director
Terry K. Glenn, Director and
  Executive Vice President
Peter John Gibbs, Senior Vice President
Donald C. Burke, Vice President and
  Treasurer
Robert E. Putney, III, Secretary

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(888) 763-2260


             February 28, 1999  14  Mercury Pan-European Growth Fund

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Fund seeks long-term capital growth through investments primarily in a diversified portfolio of equity securities of companies located in Europe. The Fund will seek to achieve its objective by investing all of its assets in Mercury Master Pan-European Growth Portfolio of Mercury Asset Management Master Trust, which has the same investment objective as the Fund. The Fund's investment experience will correspond to the investment experience of the Portfolio.

Mercury Pan-European Growth Fund of
Mercury Asset Management Funds, Inc.
Box 9011
Princeton, NJ
08543-9011

[LOGO] Printed on post-consumer recycled paper                     MERCPAN--2/99